Convertible debentures (Q2) (Tables)	6 Months Ended
Jan. 31, 2025
Convertible debentures [Abstract]
Convertible Debentures
A continuity of the Company’s convertible debentures is as follows:

Balance as at August 1, 2023	$—
Issued	920,000
Fair value of embedded derivative	(73,550)
Transaction costs	(36,484)
Accretion	52,552
Interest	19,026
Balance as at July 31, 2024	$881,544
Issued	3,468,133
Fair value of embedded derivative	(65,750)
Accretion	168,945
Interest	76,601
Accrued interest transferred to accrued liabilities	(21,130)
Extinguishment	(3,982,650)
Assumed on RTO	3,345,000
Balance as at January 31, 2025	$3,870,693

Embedded Derivative Liabilities
Below is a continuity of the embedded derivative liabilities:

Balance as at August 1, 2023	$—
Derivative liability component	73,550
Change in fair value of derivative liabilities	845,700
Balance as at July 31, 2024	$919,250
Derivative liability component	65,750
Change in fair value of derivative liabilities	(719,000)
Transferred to equity	(266,000)
Balance as at January 31, 2025	$—

Key Inputs Convertible Debentures
The key inputs used in the Monte Carlo model for the derivative liabilities were as follows:

	At initial measurement (for the year ended July 31, 2024)	As at July 31, 2024	At initial measurement (for the period ended January 31, 2025)	As at January 31, 2025
Probability of De-SPAC Transaction closing	90%	90%	90% − 99%	N/A
Risk-free interest rate	4.60% − 4.87%	4.27% − 4.38%	0.61% − 4.25%	N/A
Expected term (years)	0.35 – 0.82	0.26 − 0.54	0.01 – 0.21	N/A
Expected annual volatility for the Company	90% − 145%	85% − 112%	92.5% − 100%	N/A
Expected annual volatility for Focus Impact	2.5% − 5%	2.5%	2.5% − 100%	N/A
Common conversion ratio	0.083 − 0.155	0.083	0.063 – 0.1462	N/A
Foreign exchange rate	0.727 − 0.747	0.7242	0.718 – 0.734	N/A